Shareholders' Equity	6 Months Ended
Sep. 30, 2019
Shareholders Equity
Shareholders' equity

Note 14 – Shareholders' equity

Restricted shares

Upon the closing of the PIPE transaction with two unaffiliated institutional investors on May 2, 2019, the Company delivered an aggregate of four million Ordinary Shares to the holder of the Convertible Notes with certain restrictive legends (the "Pre-Delivery Shares"). The Pre-Delivery Shares may not be offered for sale, sold, transferred or assigned (i) in the absence of (a) an effective registration statement for the securities under the securities act of 1933, as amended, or (b) an opinion of counsel to the holder (if requested by the company), in a form reasonably acceptable to the Company, that registration is not required under said act or (ii) unless sold or eligible to be sold pursuant to Rule 144 or rule 144A under said Act. Notwithstanding the foregoing, the securities may be pledged in connection with a bona fide margin account or other loan or financing arrangement secured by the Pre-Delivery Shares.

Any Pre-Delivery Shares issued to the investors (or its designee) that remains outstanding following the repayment in full of all obligations outstanding under the Convertible Notes, shall be returned to the Company for cancellation. As of September 30, 2019, the Convertible Notes were outstanding and Pre-Delivery Shares were not returned for cancellation. Company expects to redeem the Convertible Notes in full in accordance with the terms of Convertible Notes and other agreements that the Company entered or is going to enter into with such investors in connection with the Convertible Notes, and have all the  Pre-Delivery Shares cancelled upon the full redemption.

Ordinary shares issued for convertible notes settlement

During the six months period ended September 30, 2019, 518,165 ordinary shares were issued with a fair value of $907,372 for convertible notes principal and interest partial settlement.